Income Tax - Schedule of Current and Deferred Components of the Income Tax (Credit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Current and Deferred Components of the Income Tax Expense/(Credit) [Abstract]
Current	¥ 29	$ 4
Deferred (note 18)	6,911	988	10,425	(7,150)
Income tax credit/(expense)	¥ 6,940	$ 992	¥ 10,425	¥ (7,150)